UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2006

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 7/27/2006
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $164,136 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                         Title       CUSIP      Value      Shares    Invsmnt   Discret   Other      Voting Authority
                                     Of Class                (x1000)                Sole     Shared     Mgrs     Sole  Shared  None

ABB LTD                            SPONSORED ADR 000375204    1,951     150,505                               150,505
AMBAC Fin'l Grp                         COM      023139108    3,362      41,456                                41,456
American Intl Group                     COM      026874107      271       4,582                                 4,582
Autodesk Inc.                           COM      052769106    1,016      29,475                                29,475
Bank of America                         COM      060505104      332       6,894                                 6,894
Barrick Gold Corp.                      COM      067901108    3,877     130,972                               130,972
Berkshire Hathaway Inc. CL B           CL B      084670207    1,491         490                                   490
Black & Decker                          COM      091797100    1,806      21,383                                21,383
Blackrock Limited Term Duration In    COM SHS    09249W101      266      14,595                                14,595
Bldrs Index Fds Tr                DEV MK 100 ADR 09348R201      765       9,756                                 9,756
Bldrs Index Fds Tr                EMER MK 50 ADR 09348R300      337       2,700                                 2,700
Bright Horizons Family Solutions        COM      109195107    2,813      74,641                                74,641
Cameco Corp                             COM      13321L108    2,020      50,375                                50,375
Checkfree Corporation NEW               COM      162813109    3,759      75,843                                75,843
Chicago Mercantile Exchange            CL A      167760107    2,422       4,932                                 4,932
Cisco Systems                           COM      17275R102    1,875      96,006                                96,006
Clarcor Inc                             COM      179895107    3,200     107,425                               107,425
ConocoPhillips                          COM      20825C104    1,751      26,727                                26,727
Courier Corp                            COM      222660102      631      15,761                                15,761
Covance Inc                             COM      222816100    4,121      67,317                                67,317
Dominion Resources                      COM      25746U109    1,825      24,403                                24,403
Eaton Vance MA Municipal Income     SH BEN INT   27826E104      203      14,005                                14,005
Eaton Vance Float Rate Inc Trust        COM      278279104      817      45,083                                45,083
Eaton Vance Insured Muni II             COM      27827K109      145      10,398                                10,398
Eaton Vance Insured Muni Bnd            COM      27827X101      226      16,305                                16,305
Eaton Vance Limited Term Duration       COM      27828H105      272      15,725                                15,725
Eaton Vance Senior Floating Rate F      COM      27828Q105      409      22,600                                22,600
Encana Corp                             COM      292505104    7,355     139,721                               139,721
Expeditors Intl Wash Inc                COM      302130109    3,387      60,478                                60,478
Exxon Mobil Corp                        COM      30231G102    4,010      65,359                                65,359
FLIR Systems Inc                        COM      302445101    1,502      65,593                                65,593
Forward Air Corporation                 COM      349853101    2,023      49,672                                49,672
Gabelli Dividend & Inc Trust            COM      36242H104      373      20,135                                20,135
Garmin Ltd                              ORD      G37260109    2,838      26,913                                26,913
General Electric Co                     COM      369604103      802      24,335                                24,335
Genzyme Corp                            COM      372917104    1,648      26,990                                26,990
Gilead Sciences Inc                     COM      375558103    3,911      66,115                                66,115
Google Inc - CL A                      CL A      38259P508    7,867      18,761                                18,761
GreenHill & Co Inc                      COM      395259104    2,031      33,425                                33,425
HDFC Bank Ltd                     ADR REPS 3 SHS 40415F101    1,299      23,818                                23,818
Harris Corp DEL                         COM      413875105    3,209      77,314                                77,314
Hologic Inc                             COM      436440101    3,478      70,461                                70,461
ITT Industries Inc                      COM      450911102    3,444      69,579                                69,579
Imperial Oil LTD                      COM NEW    453038408    4,672     127,978                               127,978
Intuitive Surgical Inc                COM NEW    46120E602    4,355      37,872                                37,872
IShares Lehman Tres Inflation Prot US TIPS BD FD 464287176      223       2,237                                 2,237
IShares Intl. Emerging Mkt.       MSCI EMERG MKT 464287234    6,225      66,292                                66,292
IShares GS Top Corp Bonds ETF      GS CORP BD FD 464287242      357       3,449                                 3,449
IShares MSCI EAFE Index Fund       MSCI EAFE IDX 464287465    3,958      60,530                                60,530
Jacobs Engineering Group Inc DEL        COM      469814107    1,283      16,111                                16,111
Jefferies Group Inc NEW                 COM      472319102    1,323      44,662                                44,662
Johnson & Johnson                       COM      478160104    3,689      61,565                                61,565
Manulife Finl Corp                      COM      56501R106      277       8,724                                 8,724
Moodys Corp                             COM      615369105    1,060      19,460                                19,460
Nortel Networks Corp                    COM      656568102       28      12,338                                12,338
Novartis AG                        SPONSORED ADR 66987V109    3,848      71,363                                71,363
Oil Service Holders Trust         DEPOSITRY RCPT 678002106    1,449       9,700                                 9,700
Optionsxpress Holdings Inc.             COM      684010101    1,660      71,232                                71,232
Paychex Inc                             COM      704326107    3,634      93,225                                93,225
PepsiCo Inc                             COM      713448108    3,016      50,229                                50,229
PIMCO Floating Rate Inc Fund            COM      72201H108      248      12,475                                12,475
PIMCO Floating Rate Strat Fund          COM      72201J104      703      37,041                                37,041
PowerShares ETF Trust              DYN OIL SVCS  73935X625    6,447     310,690                               310,690
Procter & Gamble Co                     COM      742718109      553       9,951                                 9,951
Respironics Inc                         COM      761230101    1,803      52,680                                52,680
Sasol Ltd                          SPONSORED ADR 803866300    2,056      53,215                                53,215
Stericycle Inc                          COM      858912108    2,000      30,719                                30,719
StreetTracks Gold Tr                  GLD SHS    863307104      220       2,891                                 2,891
Tata Motors Ltd.                   SPONSORED ADR 876568502    3,975     230,418                               230,418
Templeton Global Income Fund            COM      880198106       89      10,350                                10,350
Teva Pharmaceutical Industry            ADR      881624209    2,754      87,165                                87,165
Texas Instruments Inc                   COM      882508104    3,502     115,608                               115,608
Tiffany & Co. NEW                       COM      886547108    1,470      44,515                                44,515
United Parcel Cl B                     CL B      911312106    1,641      19,937                                19,937
Van Kampen Sr Inc Trust                 COM      920961109      207      24,905                                24,905
Vanguard Index Fds                EXT MKT VIPERS 922908652    1,002      10,520                                10,520
Verizon Communications                  COM      92343V104      406      12,109                                12,109
Walgreen Co                             COM      931422109      307       6,838                                 6,838
Whole Foods Market Inc                  COM      966837106    2,556      39,542                                39,542

                                                            164,136   3,787,556                             3,787,556